Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis	Dec. 31, 2020 USD ($)
Quoted Prices in Active Markets (Level 1) [Member]
Assets held in Trust:
Assets held in Trust	$ 166,815,235
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Securities maturing March 4, 2021 [Member]
Assets held in Trust:
Assets held in Trust	166,811,648
Quoted Prices in Active Markets (Level 1) [Member] | Money Market Fund [Member]
Assets held in Trust:
Assets held in Trust	3,587
Significant Other Observable Inputs (Level 2) [Member]
Assets held in Trust:
Assets held in Trust
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury Securities maturing March 4, 2021 [Member]
Assets held in Trust:
Assets held in Trust
Significant Other Observable Inputs (Level 2) [Member] | Money Market Fund [Member]
Assets held in Trust:
Assets held in Trust
Significant Other Unobservable Inputs (Level 3) [Member]
Assets held in Trust:
Assets held in Trust
Significant Other Unobservable Inputs (Level 3) [Member] | U.S. Treasury Securities maturing March 4, 2021 [Member]
Assets held in Trust:
Assets held in Trust
Significant Other Unobservable Inputs (Level 3) [Member] | Money Market Fund [Member]
Assets held in Trust:
Assets held in Trust